Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at end of period, Cost		$ 2,206,400
Acquisitions (note 4)		12,936,374
Additions	$ 1,935	310,946	$ 576,472	$ 439,137
Balance at beginning of period, Accumulated depreciation	1,124,883	308,652	173,908	94,405
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(2,264,147)
Foreign exchange movements	280,691	94,814	(170,012)	(24,067)
Balance at end of period, Cost	13,567,013	13,284,387	2,206,400	1,799,940
Depreciation	810,260	1,037,187	155,073	84,587
Net book value	11,556,836	12,159,504	1,897,748	1,626,032
Depreciation – Bophelo		109,959
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(376,712)
Foreign exchange movements	75,034	45,797	(20,329)	(5,084)
Balance at end of period, Accumulated depreciation	2,010,177	1,124,883	308,652	173,908
Land [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at end of period, Cost
Acquisitions (note 4)		872,336
Additions
Balance at beginning of period, Accumulated depreciation
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Foreign exchange movements	15,382	12,901
Balance at end of period, Cost	900,619	885,237
Depreciation
Net book value	900,619	885,237
Depreciation – Bophelo
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Foreign exchange movements
Balance at end of period, Accumulated depreciation
Plant and equipment
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at end of period, Cost		590,011
Acquisitions (note 4)		11,817,462
Additions		108,933	53,808	172,369
Balance at beginning of period, Accumulated depreciation	1,053,249	174,854	123,710	67,113
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(663,404)
Foreign exchange movements	255,388	282,219	(50,157)	(11,305)
Balance at end of period, Cost	12,390,609	12,135,221	590,011	586,360
Depreciation	771,232	972,872	63,785	60,212
Net book value	10,497,745	11,081,972	415,157	462,650
Depreciation – Bophelo		32,549
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(195,441)
Foreign exchange movements	68,383	68,415	(12,641)	(3,615)
Balance at end of period, Accumulated depreciation	1,892,864	1,053,249	174,854	123,710
Leasehold improvements [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at end of period, Cost		1,089,694
Acquisitions (note 4)
Additions	1,490	66,110	493,136
Balance at beginning of period, Accumulated depreciation		108,623	36,324	22,489
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,088,572)
Foreign exchange movements	40	(67,232)	(57,574)	(11,333)
Balance at end of period, Cost	1,530		1,089,694	293,437
Depreciation	149		78,352	14,950
Net book value	1,377		981,071	257,113
Depreciation – Bophelo		49,538
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(149,161)
Foreign exchange movements	4	(9,000)	(6,053)	(1,115)
Balance at end of period, Accumulated depreciation	153		108,623	36,324
Motor vehicles [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at end of period, Cost		47,623
Acquisitions (note 4)		89,513
Additions		10,489	14,214
Balance at beginning of period, Accumulated depreciation	30,519	23,505	13,874	4,803
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(54,767)
Foreign exchange movements	3,270	(603)	(3,589)	(1,429)
Balance at end of period, Cost	95,525	92,255	47,623	36,998
Depreciation	19,594	27,883	11,208	9,425
Net book value	43,073	61,736	24,118	23,124
Depreciation – Bophelo		6,577
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(28,357)
Foreign exchange movements	2,339	911	(1,577)	(354)
Balance at end of period, Accumulated depreciation	52,452	30,519	23,505	13,874
Computer equipment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at end of period, Cost		10,124
Acquisitions (note 4)		32,703
Additions	408	13,348	10,427
Balance at beginning of period, Accumulated depreciation	26,344	1,206
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(14,851)
Foreign exchange movements	3,443	1,115	(303)
Balance at end of period, Cost	46,290	42,439	10,124
Depreciation	8,629	22,942	1,245
Net book value	8,220	16,095	8,918
Depreciation – Bophelo		20,832
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(2,877)
Foreign exchange movements	3,097	(15,759)	(39)
Balance at end of period, Accumulated depreciation	38,070	26,344	1,206
Fixtures and fittings [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at end of period, Cost		4,695
Acquisitions (note 4)		124,360
Additions	37	3,435	4,887
Balance at beginning of period, Accumulated depreciation	14,771	464
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(5,436)
Foreign exchange movements	3,168	2,181	(192)
Balance at end of period, Cost	132,440	129,235	4,695
Depreciation	10,656	13,490	483
Net book value	105,802	114,464	4,231
Depreciation – Bophelo		463
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(876)
Foreign exchange movements	1,211	1,230	(19)
Balance at end of period, Accumulated depreciation	26,638	14,771	464
Capital work-in- progress [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance at end of period, Cost		464,253
Acquisitions (note 4)
Additions		108,631		266,768
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(437,117)
Foreign exchange movements		(135,767)	(58,197)
Balance at end of period, Cost			464,253	883,145
Net book value			$ 464,253	$ 883,145